NOTE 9 - INCOME TAXES (Details Narrative) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Abstract]
Net operating loss carry forwards		$ 40,000,000
Deferred tax consist of net operating loss carry forwards calculated using federal and state tax rates		15,695,872
Valuation allowance		15,695,872
Valuation allowance increased	$ 1,575,000	$ 383,000